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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   June 30, 2005
                                               ---------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Ridgecrest Investment Management, LLC
Address: 605 Third Avenue, 19th Floor
         New York, New York  10158


Form 13F File Number: 28-04503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Todd McElroy
Title: Chief Financial Officer
Phone: (212) 476-5517

Signature, Place, and Date of Signing:

  /s/ Todd McElroy                   New York, New York         August 12, 2005
-----------------------------        ------------------         ---------------
        [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                 -------------

Form 13F Information Table Entry Total:                   89
                                                 -------------

Form 13F Information Table Value Total:            $ 109,205
                                                 -------------
                                                  (thousands)




List of Other Included Managers:

None



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
                                    TITLE OF                            SHARES/PRN SH/   PUT/
        NAME OF ISSUER               CLASS      CUSIP    MARKET VALUE       AMT    PRN   CALL INVESTMENT MANAGERS  SOLE  SHARED NONE
                                                        * 1000                                      DISCRETION
1.  ACTIVE POWER INC                  COM     00504W100      405           125000   SH                 SOLE        125000
2.  AFTERMARKET TECHNOLOGY CORP       COM     008318107      990            60000   SH                 SOLE         60000
3.  ***AGRIUM INC                     COM     008916108     1369            75000   SH                 SOLE         75000
4.  AQUANTIVE INC                     COM     03839G105     1328           120000   SH                 SOLE        120000
5.  ASSURANT INC                      COM     04621X108     2359            70000   SH                 SOLE         70000
6.  ATHEROS COMMUNICATIONS INC        COM     04743P108      514            50000   SH                 SOLE         50000
7.  BANK OF NEW YORK CO INC           COM     064057102     1162            40000   SH                 SOLE         40000
8.  CABOT OIL & GAS CORP              COM     127097103     2068            37500   SH                 SOLE         37500
9.  ***CANADIAN PACIFIC RAILWAY       COM     13645T100     1799            50000   SH                 SOLE         50000
10. CANDIES INC                       COM     137409108      667           145000   SH                 SOLE        145000
11. CELADON GROUP INC                 COM     150838100      649            35000   SH                 SOLE         35000
12. CERIDIAN CORP                     COM     156779100      597            35000   SH                 SOLE         35000
13. CHESAPEAKE ENERGY CORP            COM     165167107     2194           100000   SH                 SOLE        100000
14. CITIGROUP INC                     COM     172967101      899            20000   SH                 SOLE         20000
15. CROMPTON CORP                     COM     227116100      730            50000   SH                 SOLE         50000
16. DANIELSON HOLDING CORP            COM     236274106     1725           100000   SH                 SOLE        100000
17. DIGI INTERNATIONAL INC            COM     253798102      274            20000   SH                 SOLE         20000
18. DIGITAS INC                       COM     25388K104      505            50000   SH                 SOLE         50000
19. DIOMED HOLDINGS INC               COM     25454R207      695           175000   SH                 SOLE        175000
20. DYCOM INDUSTRIES INC              COM     267475101     1150            50000   SH                 SOLE         50000
21. ELECTRONIC ARTS                   COM     285512109     1036            20000   SH                 SOLE         20000
22. FIRST ACCEPTANCE CORP             COM     318457108     1060           100000   SH                 SOLE        100000
23. ***FOMENTO ECONOMICO MEXICANO     COM     344419106     1692            31600   SH                 SOLE         31600
24. GAYLORD ENTERTAINMENT CO NEW      COM     367905106      606            15000   SH                 SOLE         15000

                                    TITLE OF                            SHARES/PRN SH/   PUT/
        NAME OF ISSUER               CLASS      CUSIP    MARKET VALUE       AMT    PRN   CALL INVESTMENT MANAGERS  SOLE  SHARED NONE
                                                        * 1000                                      DISCRETION
25. GENWORTH FINANCIAL INC            COM     37247D106     1376            50000   SH                 SOLE         50000
26. W R GRACE & CO-DEL NEW            COM     38388F108      426            50000   SH                 SOLE         50000
27. GREY WOLF INC                     COM     397888108      658           100000   SH                 SOLE        100000
28. HALLIBURTON CO                    COM     406216101     1730            40000   SH                 SOLE         40000
29. HARRAHS ENTERTAINMENT INC         COM     413619107     1292            20000   SH                 SOLE         20000
30. HUNTSMAN CORP                     COM     447011107     1166            50000   SH                 SOLE         50000
31. ***ICICI BANK LTD                 COM     45104G104     1036            50000   SH                 SOLE         50000
32. INTEL CORP                        COM     458140100     1162            50000   SH                 SOLE         50000
33. INTL GAME TECHNOLOGY              COM     459902102     1333            50000   SH                 SOLE         50000
34. INTERNET HOLDRS TR                COM     46059W102      828            15000   SH                 SOLE         15000
35. KERYX BIOPHARMACEUTICALS INC      COM     492515101      802            60000   SH                 SOLE         60000
36. LIGHTBRIDGE INC                   COM     532226107      605           100000   SH                 SOLE        100000
37. ***LIONS GATE ENTERTAINMENT       COM     535919203     1381           125000   SH                 SOLE        125000
38. MASSEY ENERGY CORP                COM     576206106     1401            35000   SH                 SOLE         35000
39. MEDIMMUNE INC                     COM     584699102      714            30000   SH                 SOLE         30000
40. MERRILL LYNCH & CO INC            COM     590188108     1132            20000   SH                 SOLE         20000
41. METAL MANAGEMENT INC              COM     591097209      642            25000   SH                 SOLE         25000
42. NATIONAL-OILWELL VARCO INC        COM     637071101     2569            55000   SH                 SOLE         55000
43. NDCHEALTH CORP                    COM     639480102      799            50000   SH                 SOLE         50000
44. NEKTAR THERAPEUTICS               COM     640268108      836            60000   SH                 SOLE         60000
45. ***NETEASE.COM INC                COM     64110W102     1446            30000   SH                 SOLE         30000
46. NEVADA GOLD & CASINOS INC NEW     COM     64126Q206      832            65000   SH                 SOLE         65000
47. NEWFIELD EXPLORATION CO           COM     651290108     1114            15000   SH                 SOLE         15000
48. NEWS CORPORATION                  COM     65248E104     8460           500000   SH                 SOLE        500000
49. OREGON STEEL MILLS INC            COM     686079104      690            30000   SH                 SOLE         30000
50. OWENS ILLINOIS INC NEW            COM     690768403     1508            60000   SH                 SOLE         60000

                                    TITLE OF                            SHARES/PRN SH/   PUT/
        NAME OF ISSUER               CLASS      CUSIP    MARKET VALUE       AMT    PRN   CALL INVESTMENT MANAGERS  SOLE  SHARED NONE
                                                        * 1000                                      DISCRETION
51. PFIZER INC                        COM     717081103     1314            50000   SH                 SOLE         50000
52. PHARMACEUTICAL HOLDRS TR          COM     71712A206     2158            30000   SH                 SOLE         30000
53. PINNACLE ENTERTAINMENT INC        COM     723456109      752            45000   SH                 SOLE         45000
54. PLAINS EXPLORATION AND            COM     726505100     3141            90000   SH                 SOLE         90000
55. PLAYTEX PRODUCTS INC              COM     72813P100      225            25000   SH                 SOLE         25000
56. PRIDE INTERNATIONAL INC DEL       COM     74153Q102     1242            50000   SH                 SOLE         50000
57. REGAL ENTMT GROUP CL A            COM     758766109     1052            50000   SH                 SOLE         50000
58. ***RHODIA                         COM     762397107      375           175000   SH                 SOLE        175000
59. ROWAN COMPANIES INC               COM     779382100     1197            40000   SH                 SOLE         40000
60. SAKS INC                          COM     79377W108     1354            75000   SH                 SOLE         75000
61. SIGNATURE BANK                    COM     82669G104      437            16500   SH                 SOLE         16500
62. SIX FLAGS INC                     COM     83001P109      618           150000   SH                 SOLE        150000
63. SOUTHWESTERN ENERGY CO            COM     845467109     1419            25000   SH                 SOLE         25000
64. SPORTS AUTHORITY INC              COM     84917U109     2200            80000   SH                 SOLE         80000
65. SYMBOL TECHNOLOGIES INC           COM     871508107     1449           100000   SH                 SOLE        100000
66. TELEWEST GLOBAL INC               COM     87956T107     1779           100000   SH                 SOLE        100000
67. TENET HEALTHCARE CORP             COM     88033G100     1268           110000   SH                 SOLE        110000
68. TIME WARNER INC                   COM     887317105      878            50000   SH                 SOLE         50000
69. UNIFI INC                         COM     904677101      352           105000   SH                 SOLE        105000
70. UNOCAL CORP                       COM     915289102     1234            20000   SH                 SOLE         20000
71. VALEANT PHARMACEUTICALS INTL      COM     91911X104     1126            50000   SH                 SOLE         50000
72. VARIAN INC                        COM     922206107      947            25000   SH                 SOLE         25000
73. VULCAN MATERIALS CO               COM     929160109     1421            25000   SH                 SOLE         25000
74. WALTER INDUSTRIES INC NEW         COM     93317Q105     1702            40000   SH                 SOLE         40000
75. WEBMD CORP                        COM     94769M105      850           100000   SH                 SOLE        100000
76. ***TOMMY HILFIGER CORP            COM     G8915Z102      468            40000   SH                 SOLE         40000

                                    TITLE OF                            SHARES/PRN SH/   PUT/
        NAME OF ISSUER               CLASS      CUSIP    MARKET VALUE       AMT    PRN   CALL INVESTMENT MANAGERS  SOLE  SHARED NONE
                                                        * 1000                                      DISCRETION
77. ***AUDIOCODES LTD ORD             COM     M15342104      450            40000   SH                 SOLE         40000
78. ***ROYAL CARIBBEAN CRUISES LTD    COM     V7780T103     1788            40000   SH                 SOLE         40000
                                                            ----
                                                           95603
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